PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES - Unrecognized Tax Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of the beginning and ending amount of total unrecognized tax benefits
Beginning of year	$ 1,449,046	$ 849,358
IRS Section 280E Positions Acquired	888,130	178,712
IRS Section 280E Positions	463,647	420,976
Balance at End of Year	2,800,823	1,449,046
Amount of potential benefits that if recognized would impact the effective tax rate on income from operations	$ 2,800,823	$ 1,449,046